STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019	Oct. 23, 2020
Number of options granted			41,000		4,535,500	120,000
Stock-based compensation expense	$ 800,000	$ 10,000	$ 1,546,000	$ 648,000	$ 1,252,366	$ 218,154
Number of warrants issued					2,146,836	22,223,058
Marketing Consultant [Member] | Incentive Warrants [Member]
Stock-based compensation expense	$ 0	0	$ 0	$ 20,000
Number of warrants issued			0	15,000
RSUs [Member]
Stock-based compensation expense					$ 536,069
Number of units outstanding	1,747,993		1,747,993		15,735,000
Number of units granted			174,493		15,735,000
2017 Stock Option Plan (2017 Plan) [Member]
Number of shares reserved for issuance	1,899,327		1,899,327
2017 Stock Option Plan (2017 Plan) [Member] | Employees and Directors [Member]
Number of options granted				391,750
Stock-based compensation expense		10,000		$ 600,000
2017 Stock Option Plan (2017 Plan) [Member] | Non Employees [Member]
Number of options granted				11,000
Stock-based compensation expense		20,000		$ 20,000
2020 Equity Incentive Plan (2020 Plan) [Member]
Number of shares reserved for issuance							25,000,000
2020 Equity Incentive Plan (2020 Plan) [Member] | Employees and Directors [Member]
Number of options granted			29,000
Options vest over period terms			3 years
Stock-based compensation expense	$ 90,000		$ 170,000
Number of options forfeited	66,000		82,250
Number of options forfeited, value	$ 60,000		$ 93,000
2020 Equity Incentive Plan (2020 Plan) [Member] | Non Employees [Member]
Number of options granted			0
Stock-based compensation expense	20,000		$ 20,000
2020 Equity Incentive Plan (2020 Plan) [Member] | RSUs [Member]
Stock-based compensation expense	$ 700,000	$ 0	$ 1,400,000	$ 0
Number of units granted	174,493	0	174,493	0
2020 Equity Incentive Plan (2020 Plan) [Member] | RSUs [Member] | Non Employees [Member]
Stock-based compensation expense	$ 70,000	$ 0	$ 70,000	$ 0
2020 Equity Incentive Plan (2020 Plan) [Member] | RSUs [Member] | Double Trigger Vesting [Member]
Description of vesting			(1) one-third of the RSUs are not subject to any market trigger, the second one-third of the RSUs will be triggered when the Company’s stock trades above $30.00 on a 20-day VWAP, and the final one-third of the RSUs will be triggered when the stock trades above $40.00 on a 20-day VWAP and (2) the employee must remain employed by the Company for three years from the effective date for the RSUs to vest.
Number of units granted			159,000
2020 Equity Incentive Plan (2020 Plan) [Member] | RSUs [Member] | Time Trigger Vesting [Member]
Number of units outstanding					300,000
Number of units granted			15,493
Vesting period			1 year